Equity (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Shares outstanding		188,446,126,794	188,446,126,794
Increase in capital (in Pesos)		$ 891,303
Demand obligations, term	1 year